Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Financial Assets [Abstract]
Schedule of Other Current Financial Assets
As at December 31,	2024	2023
Security deposits	$565	$631
Other current financial assets	$565	$631